Financial Instruments (Details 1) - Black - Scholes [Member]	6 Months Ended
Jun. 30, 2019
Warrants issued January 16, 2019 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expected term	5 years
Expected volatility	101.95%
Annual risk free interest	1.76%
Dividend yield	0.00%
Warrants issued June 5, 2018 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expected term	4 years 5 months 5 days
Expected volatility	102.49%
Annual risk free interest	1.73%
Dividend yield	0.00%